Retirement benefits (Details) - GBP (£) £ in Millions	Jul. 01, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Disclosure of fair value of plan assets [line items]
Surplus in plan		£ 2,800	£ 3,100
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | UK
Disclosure of fair value of plan assets [line items]
Surplus in plan		£ 2,900	£ 3,200
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | UK | Sectionalisation of the pension plan
Disclosure of fair value of plan assets [line items]
Increase (decrease) in net defined benefit liability (asset) resulting from transfer to a separate pension plan	£ 56
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | UK | Plan assets | Sectionalisation of the pension plan
Disclosure of fair value of plan assets [line items]
Increase (decrease) in net defined benefit liability (asset) resulting from transfer to a separate pension plan	734
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | UK | Present value of defined benefit obligation | Sectionalisation of the pension plan
Disclosure of fair value of plan assets [line items]
Increase (decrease) in net defined benefit liability (asset) resulting from transfer to a separate pension plan	£ (678)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | UK | Deficit contributions valuation recovery plan 2022
Disclosure of fair value of plan assets [line items]
Surplus in plan				£ 1,750
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | UK | Deficit contributions valuation recovery plan 2019
Disclosure of fair value of plan assets [line items]
Surplus in plan					£ 2,020